Brown Advisory Intermediate Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 34.3%
1,700,000	Air Products and Chemicals, Inc.	1.50%	10/15/2025	1,725,465
1,885,000	Alexandria Real Estate Equities, Inc.	2.00%	05/18/2032	1,752,584
1,635,000	American Tower Corp.	3.60%	01/15/2028	1,764,800
1,700,000	Amphenol Corp.	2.05%	03/01/2025	1,754,914
1,580,000	AT&T, Inc.	4.10%	02/15/2028	1,771,877
785,000	Booking Holdings, Inc.	4.50%	04/13/2027	911,589
1,700,000	BorgWarner, Inc.	2.65%	07/01/2027	1,765,704
820,000	BP Capital Markets America, Inc.	3.80%	09/21/2025	904,142
875,000	Chevron Corp.	2.00%	05/11/2027	894,858
1,645,000	Citigroup, Inc.	3.20%	10/21/2026	1,768,142
1,820,000	Clorox Co.	1.80%	05/15/2030	1,733,857
830,000	Colonial Enterprises, Inc.^	3.25%	05/15/2030	878,596
803,000	Comcast Corp.	3.40%	04/01/2030	869,452
805,000	Consolidated Edison Co. of New York, Inc.	3.35%	04/01/2030	861,705
1,665,000	Crown Castle International Corp.	3.30%	07/01/2030	1,741,043
805,000	Dollar General Corp.	3.88%	04/15/2027	894,898
1,565,000	Dollar Tree, Inc.	4.20%	05/15/2028	1,755,594
955,000	Ecolab, Inc.	1.30%	01/30/2031	877,674
785,000	Exelon Corp.	4.05%	04/15/2030	871,431
1,645,000	FMC Corp.	3.20%	10/01/2026	1,768,677
845,000	Fortis, Inc.	3.06%	10/04/2026	900,149
830,000	General Dynamics Corp.	3.50%	05/15/2025	907,623
865,000	Hasbro, Inc.	3.50%	09/15/2027	923,496
830,000	Healthcare Trust of America Holdings L.P.	3.75%	07/01/2027	919,364
810,000	JB Hunt Transport Services, Inc.	3.88%	03/01/2026	895,383
780,000	Keysight Technologies, Inc.	4.60%	04/06/2027	891,131
805,000	Kimberly-Clark Corp.	3.10%	03/26/2030	865,289
1,700,000	Land O'Lakes, Inc.^	6.00%	11/15/2022	1,816,843
915,000	LYB International Finance III LLC	2.25%	10/01/2030	883,336
790,000	Mastercard, Inc.	3.35%	03/26/2030	865,240
870,000	Morgan Stanley	3.75%	02/25/2023	922,683
836,000	NIKE, Inc.	2.75%	03/27/2027	891,336
750,000	Northrop Grumman Corp.	4.40%	05/01/2030	864,936
1,640,000	NXP BV^	3.88%	06/18/2026	1,803,867
1,685,000	Oracle Corp.	2.80%	04/01/2027	1,774,576
805,000	Procter & Gamble Co.	3.00%	03/25/2030	866,557
1,185,000	Southwest Airlines Co.	5.25%	05/04/2025	1,348,823
1,405,000	SYSCO Corp.	5.95%	04/01/2030	1,758,336
1,815,000	Takeda Pharmaceutical Co., Ltd.	2.05%	03/31/2030	1,749,072
825,000	Thermo Fisher Scientific, Inc.	3.20%	08/15/2027	894,607
1,605,000	TJX Companies, Inc.	3.75%	04/15/2027	1,788,543
1,750,000	Verizon Communications, Inc.	2.10%	03/22/2028	1,760,190
1,700,000	VF Corp.	2.40%	04/23/2025	1,772,649
1,625,000	Wells Fargo & Co.	3.00%	10/23/2026	1,738,258
945,000	West Fraser Timber Co., Ltd.^	4.35%	10/15/2024	1,000,033
865,000	Xylem, Inc.	1.95%	01/30/2028	864,012
Total Corporate Bonds & Notes (Cost $57,891,427)				58,933,334

Mortgage Backed Securities - 14.0%
825,000	BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY C (1 Month LIBOR USD + 1.35%)^	1.46%	09/15/2034	820,181
750,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ C (1 Month LIBOR USD + 1.60%)^	1.71%	04/15/2036	743,725
498,989	BX Commercial Mortgage Trust, Series 2020-BXLP (1 Month LIBOR USD + 1.25%)^	1.36%	12/15/2036	499,268
500,000	BX Trust, Series 2019-CALM C (1 Month LIBOR USD + 1.30%)^	1.41%	11/15/2032	499,806
750,000	CSMC, Series 2019-ICE4 C (1 Month LIBOR USD + 1.43%)^	1.54%	05/15/2036	751,461
1,000,000	CSMC, Series 2019-ICE4 D (1 Month LIBOR USD + 1.60%)^	1.71%	05/15/2036	1,002,049
500,000	DBGS Mortgage Trust, Series 2018-C1 7EA^	4.64%	10/17/2051	501,641
539	FHLMC PC, Pool# C0-0210	8.00%	01/01/2023	561
97,825	FHLMC PC, Pool# 1B-0889 (12 Month LIBOR USD + 1.59%)	2.90%	05/01/2033	97,782
70,942	FHLMC REMIC, Series 4711 NA	3.50%	11/15/2042	71,068
347,187	FHLMC REMIC, Series 4665 KA	4.00%	12/15/2042	351,538
408,724	FHLMC REMIC, Series 4740 KB	3.50%	02/15/2043	412,379
168,591	FHLMC REMIC, Series 4747 DA	3.50%	04/15/2043	169,528
55,312	FHLMC REMIC, Series 4784 EG	3.50%	06/15/2044	55,640
238,128	FHLMC REMIC, Series 4840 BK	4.50%	09/15/2046	246,396
420,864	FHLMC STACR, Series 2014-HQ2 M3 (1 Month LIBOR USD + 3.75%)	3.86%	09/25/2024	434,710
1,582,130	FHMS, Series Q-006 APT1#	2.67%	04/25/2028	1,638,666
334,331	FHMS, Series Q-006 APT2#	2.58%	10/25/2028	342,944
414,780	FHMS, Series Q-010 APT1#	2.55%	04/25/2046	418,666
383,783	FHMS, Series Q-007 APT1#	2.99%	10/25/2047	392,302
411,866	FHMS, Series Q-007 APT2#	3.30%	10/25/2047	437,209
946,326	FHMS, Series Q-013 APT1#	1.16%	05/25/2050	953,119
9,847	FNMA, Pool# 628837	6.50%	03/01/2032	11,225
575,924	FNMA, Pool# MA2998	3.50%	04/01/2032	620,263
47,442	FNMA, Pool# 663238	5.50%	09/01/2032	53,128
25,220	FNMA, Pool# 744805 (6 Month LIBOR USD + 1.52%)	1.89%	11/01/2033	25,326
10,613	FNMA, Pool# 741373 (1 Year CMT Rate + 2.28%)	2.41%	12/01/2033	10,608
24,345	FNMA, Pool# 764342 (6 Month LIBOR USD + 1.52%)	1.77%	02/01/2034	24,469
886,047	FNMA, Pool# AS7789	3.00%	08/01/2036	931,762
1,487,627	FNMA, Pool# MA2804	3.00%	11/01/2036	1,564,463
609,283	FNMA, Pool# MA2897	3.00%	02/01/2037	640,768
864,179	FNMA, Pool# BM1370	3.00%	04/01/2037	903,961
96,058	FNMA, Pool# BN0202	5.50%	09/01/2048	107,924
143,344	FNMA REMIC Trust, Series 2016-M5 (1 Month LIBOR USD + 0.72%)	0.83%	04/25/2023	143,717
509,839	FNMA REMIC Trust, Series 2013-115 AI~	3.00%	04/25/2031	23,983
554,467	FNMA REMIC Trust, Series 2020-6 GL	3.00%	04/25/2043	566,289
572,959	FNMA REMIC Trust, Series 2017-44 BA	3.50%	01/25/2044	582,393
906,056	FNMA REMIC Trust, Series 2020-10 Q	3.00%	03/25/2050	952,400
1,150,000	FREMF Mortgage Trust, Series 2016-K723 B#^	3.58%	10/25/2039	1,216,830
750,000	FREMF Mortgage Trust, Series 2019-K735 B#^	4.02%	05/25/2052	815,662
500,000	FREMF Mortgage Trust, Series 2020-K737 B#^	3.30%	01/25/2053	526,126
14,548	GNMA, Pool# 781186X	9.00%	06/15/2030	14,738
700,000	JPMCC, Series 2019-BKWD C (1 Month LIBOR USD + 1.60%)^	1.71%	09/17/2029	699,886
500,000	JPMCC, Series 2019-MFP C (1 Month LIBOR USD + 1.36%)^	1.47%	07/15/2036	498,216
500,000	KNDL Mortgage Trust, Series 2019-KNSQ C (1 Month LIBOR USD + 1.05%)^	1.16%	05/15/2036	500,417
500,000	MRCD Mortgage Trust, Series 2019-PARK C^	2.72%	12/15/2036	507,698
900,000	MSC, Series 2017-CLS A (1 Month LIBOR USD + 0.70%)^	0.81%	11/15/2034	900,757
400,000	MSC, Series 2019-NUGS B (1 Month LIBOR USD + 1.30%)^	2.80%	12/15/2036	403,386
Total Mortgage Backed Securities (Cost $23,880,961)				24,087,034

Asset Backed Securities - 10.7%
510,000	American Homes 4 Rent Trust, Series 2015-SFR2 C^	4.69%	10/18/2052	551,881
750,000	DT Auto Owner Trust, Series 2019-3A D^	2.96%	04/15/2025	776,386
277,324	FHF Trust, Series 2020-1A A^	2.59%	12/15/2023	279,491
265,000	FHF Trust, Series 2021-1A A^	1.27%	03/15/2027	265,068
504,850	FREED ABS Trust, Series 2019-1 B^	3.87%	06/18/2026	510,069
207,207	FREED ABS Trust, Series 2020-2CP A^	4.52%	06/18/2027	208,987
590,000	GTP Acquisition Partners I LLC, Series 2015-1-2^	3.48%	06/15/2050	628,103
700,000	HPEFS Equipment Trust, Series 2019-1A D^	2.72%	09/20/2029	715,654
500,000	HPEFS Equipment Trust, Series 2020-1A D^	2.26%	02/20/2030	512,363
1,300,000	HPEFS Equipment Trust, Series 2021-1A A2^	0.27%	03/20/2031	1,299,978
500,000	Invitation Homes Trust, Series 2017-SFR2 C (1 Month LIBOR USD + 1.45%)^	1.56%	12/19/2036	501,888
998,535	Invitation Homes Trust, Series 2017-SFR2 D (1 Month LIBOR USD + 1.80%)^	1.91%	12/19/2036	1,002,142
734,000	Invitation Homes Trust, Series 2018-SFR1 C (1 Month LIBOR USD + 1.25%)^	1.36%	03/19/2037	736,640
499,818	Invitation Homes Trust, Series 2018-SFRI D (1 Month LIBOR USD + 1.45%)^	1.56%	03/19/2037	501,706
677,192	MVW Owner Trust, Series 2017-1A A^	2.42%	12/20/2034	692,653
667,567	Nationstar HECM Loan Trust, Series 2020-1 A#^	1.27%	09/25/2030	669,388
485,560	NYCTL Trust, Series 2019-A A^	2.19%	11/10/2032	485,156
400,000	Oportun Funding X LLC, Series 2018-C A^	4.10%	10/08/2024	405,266
145,000	Oportun Funding XIV LLC, Series 2021-A A^	1.21%	03/08/2028	145,037
1,150,000	PFS Financing Corp., Series 2020-F A^	0.93%	08/15/2024	1,157,075
998,288	Progress Residential Trust, Series 2018-SFR3 A^	3.88%	10/18/2035	1,014,450
374,630	Progress Residential Trust, Series 2019-SFR1 A^	3.42%	03/19/2036	383,529
600,000	Santander Drive Auto Receivables Trust, Series 2019-3 D	2.68%	10/15/2025	619,261
274,000	SBA Tower Trust, Series 2020-1-2^	2.33%	01/15/2028	278,857
300,000	SBA Tower Trust, Series 2020-1-2^	1.88%	07/15/2050	303,934
850,000	Stack Infrastructure Issuer LLC, Series 2020-1A A2^	1.89%	08/25/2045	853,105
750,000	Tesla Auto Lease Trust, Series 2020-A A3^	0.68%	12/20/2023	753,934
445,000	Tesla Auto Lease Trust, Series 2021-A C^	1.18%	03/20/2025	445,032
1,125,000	Vantage Data Centers LLC, Series 2020-1A A2^	1.65%	09/15/2045	1,127,029
500,000	Verizon Owner Trust, Series 2019-A C	3.22%	09/20/2023	517,767
Total Asset Backed Securities (Cost $18,214,700)				18,341,829

U.S. Treasury Notes - 26.8%
2,000,000	United States Treasury Note	2.63%	12/15/2021	2,036,159
12,965,000	United States Treasury Note	0.38%	03/31/2022	13,003,772
12,680,000	United States Treasury Note	1.63%	08/15/2022	12,943,506
6,775,000	United States Treasury Note	2.25%	03/31/2026	7,211,008
6,395,000	United States Treasury Note	2.88%	05/15/2028	7,027,131
4,200,000	United States Treasury Note	0.88%	11/15/2030	3,881,063
Total U.S. Treasury Notes (Cost $45,933,352)				46,102,639

Shares
Affiliated Mutual Funds - 12.0%
1,968,305	Brown Advisory Mortgage Securities Fund - Institutional Shares			20,686,885
Total Affiliated Mutual Funds (Cost $20,242,902)				20,686,885

Short-Term Investments - 1.8%
Money Market Funds - 1.8%
3,122,688	First American Government Obligations Fund - Class Z, 0.03%*			3,122,688
Total Short-Term Investments (Cost $3,122,688)				3,122,688
Total Investments - 99.6% (Cost $169,286,030)				171,274,409
Other Assets in Excess of Liabilities - 0.4%				651,586
NET ASSETS - 100.0%				$171,925,995

^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
# Variable rate security. Rate disclosed is as of the date of this report.
~ Interest Only Security
* Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments in affiliated mutual funds and short-term investments, with a total market value of $23,809,573, were categorized as Level 1, while the Fund's investments in corporate bonds & notes, asset backed securities, mortgage backed securities and U.S. Treasury Notes, with a total market value of $147,464,836, were categorized as Level 2.

Investments in Affiliates
See the table below for details of the Brown Advisory Intermediate Income Fund's investment in the Brown Advisory Mortgage Securities Fund Institutional Shares for the period ended as of the date of this report:

Beginning Market Value 6/30/2020	Purchases	Sales	Net Realized Gains (Losses)	Change In Unrealized Appreciation (Depreciation)	Ending Market Value 3/31/2021	Dividend Income	Capital Gain Distributions	Shares Owned at 3/31/2021
$17,632,866	$4,550,000	$(1,590,000)	$5,442	$88,577	$20,686,885	$79,069	$-	1,968,305